INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Dec. 22, 2017	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Standard corporate income tax rate	21.00%	25.00%			25.00%
Previoulsy standard corporate income tax rate	35.00%
Net operating losses		$ 371,659			$ 1,604,000	$ 1,193,000	$ 408,537
Increase in valutation allowance			$ 92,915	$ 102,135	$ 401,036	$ 298,305